Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2023
Fidelity Advisor Asset Manager 30% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.59%)
Past 5 years	1.10%
Past 10 years	3.09%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.68%)
Past 5 years	0.17%
Past 10 years	2.14%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.02%)
Past 5 years	0.60%
Past 10 years	2.12%
Fidelity Advisor Asset Manager 30% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.11%)
Past 5 years	1.52%
Past 10 years	3.07%
Fidelity Advisor Asset Manager 30% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	1.33%
Past 10 years	3.06%
Fidelity Advisor Asset Manager 30% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.36%)
Past 5 years	2.56%
Past 10 years	3.95%
Fidelity Advisor Asset Manager 30% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.28%)
Since Inception	2.75%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0593
Average Annual Return:
Past 1 year	(11.57%)
Past 5 years	2.50%
Past 10 years	3.82%

[1]	AFrom October 2, 2018.